UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net loss	$ (15,727,338)	$ (4,587,534)	$ (16,543,616)	$ (7,908,777)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	187,952	10,161	36,408	15,319
ROU asset amortization	30,001	43,175	88,738	77,383
Unrealized gain on investments	(55,987)	(25,050)	(29,664)	(5,474)
Realized gain on investments	(140,969)	0	(40,911)	(6,881)
Amortization of debt discount	0	238,981	500,937	1,777,505
Change in fair value of derivative liability	0	548,763	970,866	1,642,697
Stock-based compensation	4,464,752	0	6,069,560	0
Loss on disposal of property, plant, and equipment	4,603	0
Impairment of aircraft deposits	5,150,000	0
Write-off of other receivable			1,064	0
Changes in operating assets and liabilities:
Accrued interest	0	(248,643)	(516,445)	(397,517)
Other receivable			0	(1,064)
Accounts payable and accrued liabilities	376,779	305,770	234,332	255,194
Due from related parties			(6,833)	0
Due from shareholder	6,833	(21,991)
Deferred income	(14,998)	(124,800)	(195,800)	(52,200)
Grant payable	365,000	(51,511)	354,967	0
Prepaid expenses	(4,680,890)	(29,770)	(96,116)	19,868
Lease liability	(26,144)	(43,425)	(87,749)	(75,801)
Net cash used in operating activities	(10,060,406)	(3,488,588)	(8,227,372)	(3,864,714)
Cash flows from investing activities
Additions to long-term deposits	0	(6,000,000)	(5,945,911)	(550,000)
Purchase of property and equipment	(111,167)	0	(150,763)	0
Purchase of short-term investments	(25,811,038)	(318,603)	(16,560,779)	(1,295,252)
Redemption of short-term investments	19,043,594	0	2,363,696	589,200
Net cash used in investing activities	(6,878,611)	(6,318,603)	(20,293,757)	(1,256,052)
Cash flows from financing activities
Repayment of related party notes payable	(1,526,126)	0	(100,000)	(45,000)
Proceeds from private placements	17,499,995	6,919,701
Cash paid for financing costs	(1,267,000)	(398,878)	(3,157,638)	(841,337)
Issuance costs for convertible debentures			0	(19,950)
Proceeds from convertible debentures			0	743,400
Proceeds from Regulation A financing			7,247,931	10,690,243
Proceeds from Initial Public Offering			22,061,857	0
Net cash provided by financing activities	14,706,869	6,520,823	26,052,150	10,527,356
Decrease in cash and restricted cash	(2,232,148)	(3,286,368)	(2,468,979)	5,406,590
Cash and restricted cash, beginning of period	4,631,720	7,100,699	7,100,699	1,694,109
Cash and restricted cash, end of period	2,399,572	3,814,331	4,631,720	7,100,699
Cash	1,452,854	3,763,993	4,581,128	7,050,610
Restricted cash	946,718	50,338	50,592	50,089
Total cash and restricted cash, end of period	2,399,572	3,814,331	4,631,720	7,100,699
Supplemental cash flow information
Income taxes paid	0	0	0	0
Interest paid	0	21,899	39,539	89,152
Supplemental disclosure of non-cash investing and financing activities
Right of use asset additions			20,372	0
Right of use asset modifications			303,611	0
Shares issued for common stock subscribed	0	1,870,643	1,870,643	0
Deferred financing costs recognized as share issuance costs	0	105,703	105,703	0
Notes and interest payable converted into shares			1,451,480	0
Convertible debentures and derivative liabilities converted into shares			13,767,137	0
Initial derivative liability from issuance of convertible notes			$ 0	$ 475,909
Property, plant, and equipment additions in accounts payable and accrued liabilities	476	0
Financing costs in accounts payable and accrued liabilities	$ 93,015	$ 0